Securities	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Securities

6.Securities

On January 1, 2018, the Company adopted ASU 2016-01, Measurement of Financial Assets Instruments. Upon adoption, equity securities with readily determinable fair values are stated at fair value with realized and unrealized gains and losses reported in net income. For periods prior to January 1, 2018, equity securities were classified as available for sale and stated at fair value with unrealized gains and losses reported as a separate component of AOCI, net of tax. At December 31, 2017, the fair value of equity securities classified as available for sale was $1,119,000. The adoption of ASU 2016-01 resulted in a reclassification of $156,000 in net unrealized gains from AOCI to retained earnings. As of December 31, 2018, the Company had $1,118,000 in equity investments recorded at fair value.

The Company’s investment portfolio includes primarily mortgage-backed securities issued by U.S. Government sponsored agencies and backed by residential mortgages (approximately 71%), bonds issued by U.S. Government sponsored agencies (approximately 16%) and municipalities (approximately 13%) as of December 31, 2018. Most of the municipal bonds are general obligation bonds with maturities or pre-refunding dates within 5 years.

The amortized cost and fair value of securities available for sale as of December 31, 2018 and 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

(Dollars in thousands)	December 31, 2018
			Gross	Gross
Securities Available for Sale	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
After one year but within five years	$20,998	$20,355	$-	$(643)
After five years but within ten years	2,999	2,911	-	(88)
	23,997	23,266	-	(731)
Obligations of state and political subdivisions
Within one year	826	826	-	-
After one year but within five years	14,751	14,686	13	(78)
After five years but within ten years	2,779	2,669	-	(110)
	18,356	18,181	13	(188)
Mortgage-backed securities	102,957	100,506	172	(2,623)
Total	$145,310	$141,953	$185	$(3,542)

(Dollars in thousands)	December 31, 2017
			Gross	Gross
Securities Available for Sale	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
Within one year	$6,000	$5,969	$-	$(31)
After one year but within five years	15,000	14,689	-	(311)
After five years but within ten years	13,998	13,556	-	(442)
	34,998	34,214	-	(784)
Obligations of state and political subdivisions
Within one year	2,521	2,516	-	(5)
After one year but within five years	13,959	13,955	50	(54)
After five years but within ten years	8,611	8,510	18	(119)
	25,091	24,981	68	(178)
Mortgage-backed securities	94,945	93,510	38	(1,473)
Equity securities	922	1,119	197	-
Total	$155,956	$153,824	$303	$(2,435)

Certain obligations of the U.S. Government and state and political subdivisions are pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law. The carrying value of the pledged assets was $50,157,000 and $47,825,000 at December 31, 2018 and 2017, respectively.

In addition to cash received from the scheduled maturities of securities, some investment securities available for sale are sold at current market values during the course of normal operations. Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses:

(Dollars in thousands)	Years Ended December 31,
	2018	2017	2016
Gross proceeds from sales of securities	$10,461	$21,799	$4,304
Securities available for sale:
Gross realized gains from sold and called securities	$-	$539	$139
Gross realized losses from sold and called securities	(188)	(32)	(21)
Gross gains from business combinations	-	5	100

Equity securities owned by the Company consist of common stock of various financial services providers (“Bank Stocks”). As of January 1, 2018, upon the adoption of ASU 2016-01, all of the Company’ equity securities are within the scope of ASC Topic 321, Investments – Equity Securities. ASC 321 requires all equity investments within its scope to be measured at fair value with changes in fair value recognized in net income. The Company recorded a decline of $1,000 during the year ended December 31, 2018 for the change in fair value of equity securities on the consolidated statements of income.

The following table shows gross unrealized losses and fair values of securities available for sale, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018:

	Unrealized Losses at December 31, 2018
	Less Than 12 Months			12 Months or More			Total
	Number			Number			Number
(Dollars in thousands)	of	Fair	Unrealized	of	Fair	Unrealized	of	Fair	Unrealized
	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
Obligations of U.S.
Government agencies
and corporations	-	$-	$-	14	$23,267	$(731)	14	$23,267	$(731)
Obligations of state and
political subdivisions	8	5,055	(10)	13	8,242	(178)	21	13,297	(188)
Mortgage-backed
securities	3	6,726	(32)	43	77,170	(2,591)	46	83,896	(2,623)
Total debt securities	11	11,781	(42)	70	108,679	(3,500)	81	120,460	(3,542)
Total temporarily
impaired
securities	11	$11,781	$(42)	70	$108,679	$(3,500)	81	$120,460	$(3,542)

At December 31, 2018, 14 U.S. Government and agency securities had unrealized losses that, in the aggregate, did not exceed 1% of amortized cost. All of these securities have been in a continuous loss position for 12 months or more.

At December 31, 2018, 21 obligations of state and political subdivision bonds had unrealized losses that, in the aggregate, did not exceed 1% of amortized cost. Thirteen of these securities have been in a continuous loss position for 12 months or more.

At December 31, 2018, 46 mortgage-backed securities had an unrealized loss that did not exceed 2% of amortized cost. Forty-three of these securities have been in a continuous loss position for 12 months or more.

The mortgage-backed securities in the Company’s portfolio are government sponsored enterprise (“GSE”) pass-through instruments issued by the Federal National Mortgage Association (“FNMA”), which guarantees the timely payment of principal on these investments.

The unrealized losses noted above are considered to be temporary impairments. The decline in the values of the debt securities is due only to interest rate fluctuations, rather than erosion of issuer credit quality. As a result, the payment of contractual cash flows, including principal repayment, is not at risk. As the Company does not intend to sell the securities, does not believe the Company will be required to sell the securities before recovery and expects to recover the entire amortized cost basis, none of the debt securities are deemed to be other-than-temporarily impaired.

There were two available for sale equity securities in an unrealized loss position on December 31, 2017, with one in an unrealized loss position for 12 months or more. The total unrealized loss on available for sale equity securities at December 31, 2017 was less than $1,000. Management identified no other-than-temporary impairment as of, or for the years ended, December 31, 2017 and 2016.

The following table shows gross unrealized losses and fair values of securities available for sale, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2017:

	Unrealized Losses at December 31, 2017
	Less Than 12 Months			12 Months or More			Total
	Number			Number			Number
(Dollars in thousands)	of	Fair	Unrealized	of	Fair	Unrealized	of	Fair	Unrealized
	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
Obligations of U.S.
Government agencies
and corporations	5	$10,845	$(157)	15	$23,369	$(627)	20	$34,214	$(784)
Obligations of state and
political subdivisions	23	10,491	(70)	6	3,862	(108)	29	14,353	(178)
Mortgage-backed
securities	23	51,050	(518)	20	38,740	(955)	43	89,790	(1,473)
Total debt securities	51	72,386	(745)	41	65,971	(1,690)	92	138,357	(2,435)
Equity securities	1	9	-	1	4	-	2	13	-
Total temporarily
impaired
securities	52	$72,395	$(745)	42	$65,975	$(1,690)	94	$138,370	$(2,435)